Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	Cohen & Steers Real Assets Fund, Inc.
Prospectus Date	rr_ProspectusDate	May 01, 2013
Document Creation Date	dei_DocumentCreationDate	Oct. 21, 2013